Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of Debt
Term Loans
Issue Date/ Refinancing Date	Maturity Date	Drawn Amount	December 31, 2022	December 31, 2023
January 2021	January 2026	25,000,000	19,645,000	—
January 2021	January 2028	43,800,000	30,893,547	—
May 2016	December 2025	65,650,000	44,635,980	21,234,160
March 2017	April 2026	70,787,500	47,399,991	42,343,739
April 2020	February 2027	34,450,000	30,884,026	—
August 2021	August 2026	60,000,000	50,304,660	29,260,092
December 2021	January 2028	59,400,000	55,224,000	31,279,000

Total			278,987,204	124,116,991

Current portion of long-term debt			30,666,756	16,863,076
Long-term debt			248,320,448	107,253,915

Total debt			278,987,204	124,116,991

Current portion of deferred finance charges			582,950	238,603
Deferred finance charges non-current			1,291,625	335,740

Total deferred finance charges			1,874,575	574,343

Total debt			278,987,204	124,116,991
Less: Total deferred finance charges			1,874,575	574,343

Total debt, net of deferred finance charges			277,112,629	123,542,648

Less: Current portion of long-term debt, net of current portion of deferred finance charges			30,083,806	16,624,473

Long-term debt			247,028,823	106,918,176

Schedule of Maturities of Long-term Debt
The annual principal payments to be made, for the abovementioned loans, after December 31, 2023, are as follows:

December 31,	Amount
2024	16,863,076
2025	33,952,596
2026	54,058,319
2027	4,012,000
Thereafter	15,231,000

Total	124,116,991